Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2024
Stockholders' Equity Note [Abstract]
Schedule of Common Shares Issued and Outstanding
The following table sets out the number of common shares issued and outstanding as at December 31, 2024 and December 31, 2023:

	December 31, 2024
(Expressed in thousands of U.S. Dollars, except share information)	Number of shares	Par value

Common shares (par value of $0.01)	44,117,721	$441
Unvested common shares under share-based compensation plan (par value of $0.01) (note 18)	991,215	10
	45,108,936	$451

	December 31, 2023
(Expressed in thousands of U.S. Dollars, except share information)	Number of shares	Par value

Common shares (par value of $0.01)	43,584,549	$436
Unvested Earnout Shares* (par value of $0.01)	39,200	-
Unvested common shares under share-based compensation plan (par value of $0.01) (note 18)	877,130	9
	44,500,879	$445
*These earnout shares vested on January 23, 2024.

Schedule of Movement in Treasury Shares	The table below illustrates the movement on the treasury shares during the year:

	December 31, 2024
(Expressed in thousands of U.S. Dollars, except share information)	Number of shares	Par value

Balance at the beginning of year	3,800	$49
Purchases	1,476,621	23,153
Cancellation	(1,326,410)	(19,525)
Balance at the end of year	154,011	$3,677

	December 31, 2023
(Expressed in thousands of U.S. Dollars, except share information)	Number of shares	Par value

Balance at the beginning of year	1,668	$14
Purchases	3,421,238	31,090
Cancellation	(3,419,106)	(31,055)
Balance at the end of year	3,800	$49